UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number   811-09583
                                                 ------------------

                           UBS Eucalyptus Fund L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 MARCH 31, 2005

      SHARES                                                                                        MARKET VALUE/FAIR VALUE
-----------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (UNITED STATES UNLESS OTHERWISE NOTED) (109.01%)
                    --------------------------------------------------------------------------
                    CORPORATE BONDS (1.76%)
                    -----------------------
                    MEDICAL - BIOMEDICAL/GENETICS (1.28%)
        1,350,000   Novavax, Inc. Senior Convertible Note, 4.75%, 07/15/09 (d)                        $         1,069,875
        2,970,000   Xoma Ltd. 6.5% 2/1/12, 6.50%, 02/01/12 (d)                                                  2,004,750
                                                                                                      ---------------------
                                                                                                                3,074,625
                                                                                                      ---------------------
                    THERAPEUTICS (0.48%)
        1,530,000   Insmed 5.5% Covertible 3/1/10, 5.50%, 03/01/10 (d)                                          1,147,500
                                                                                                      ---------------------
                    TOTAL CORPORATE BONDS (Cost $5,850,000)                                                     4,222,125
                                                                                                      ---------------------
                    COMMON STOCK (107.02%)
                    ----------------------
                    DIAGNOSTIC EQUIPMENT (3.66%)
          197,500   Gen-Probe, Inc. *, (a)                                                                      8,800,600
                                                                                                      ---------------------
                    DRUG DELIVERY SYSTEMS (1.73%)
          527,393   AeroGen, Inc. *, (b)                                                                          706,706
          125,000   Nexmed, Inc. *, (b)                                                                           141,250
          200,000   Penwest Pharmaceuticals Co. *, (c)                                                          2,410,200
           73,200   Penwest Pharmaceuticals Co. *                                                                 904,020
                                                                                                      ---------------------
                                                                                                                4,162,176
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS (34.50%)
          202,000   Affymetrix, Inc. *, (a)                                                                     8,647,620
          246,000   Amgen, Inc. *, (a)                                                                         14,319,660
          380,100   ARIAD Pharmaceuticals, Inc. *, (a)                                                          2,128,560
           16,000   Barrier Therapeutics *                                                                        247,840
          433,500   Cambridge Antibody Technology Group PLC - (United Kingdom) *, **                            5,414,552
          503,000   Entremed, Inc. *, (c)                                                                       1,029,893
          212,000   Genentech, Inc. *, (a)                                                                     12,001,320
          186,000   Genmab A/S - (Denmark) *, **                                                                3,601,758
          192,000   Genzyme Corp. *, (a)                                                                       10,990,080
          490,000   Human Genome Sciences, Inc. *, (a)                                                          4,517,800
          341,300   Medimmune, Inc. *, (a)                                                                      8,126,353
          487,000   Millennium Pharmaceuticals, Inc. *                                                          4,100,540
          100,000   Nektar Therapeutics *, (a)                                                                  1,394,000
          630,000   Oscient Pharmaceuticals Corp. *                                                             1,474,200
          243,000   Prana Biotechnology Ltd. - (Australia) *, **,(b)                                              848,070
          436,900   Savient Pharmaceuticals, Inc. *, (a)                                                        1,175,261
          122,600   Tercica, Inc. *                                                                               935,438
           52,800   Transkaryotic Therapies, Inc. *                                                             1,318,152
          662,000   XOMA Ltd. *                                                                                   662,000
                                                                                                      ---------------------
                                                                                                               82,933,097
                                                                                                      ---------------------
                    MEDICAL - DRUGS (49.02%)
          185,000   Altana AG - (Germany) **,(a)                                                               11,793,317

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 MARCH 31, 2005

      SHARES                                                                                        MARKET VALUE/FAIR VALUE
-----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL - DRUGS (CONTINUED)
          385,000   Array BioPharma, Inc. *, (a)                                                      $         2,698,850
          402,000   Chugai Pharmaceutical Co., Ltd - (Japan) **,(a)                                             6,190,109
          150,000   Eli Lilly and Co. (a)                                                                       7,815,000
          390,000   Fujisawa Pharmaceutical Co., Ltd - (Japan) **,(a)                                           9,397,410
           37,000   GlaxoSmithKline PLC - (United Kingdom) **                                                     848,075
          490,000   Ligand Pharmaceuticals, Inc. - Class B *, (a)                                               2,807,700
          245,000   Novartis AG - (Switzerland) **                                                             11,469,922
           40,000   Orphan Medical, Inc. *, (b)                                                                   364,400
          650,000   Orphan Medical, Inc. *                                                                      5,921,500
          170,000   OSI Pharmaceuticals, Inc. *, *                                                              7,027,800
          655,000   Pfizer, Inc. (a)                                                                           17,206,850
          400,000   Schering-Plough Corp.                                                                       7,260,000
           11,100   Serono SA - Class B - (Switzerland) **                                                      8,083,564
          220,000   Takeda Pharmaceutical Cos., Ltd. - (Japan) **,(a)                                          10,510,471
          199,000   Wyeth                                                                                       8,393,820
                                                                                                      ---------------------
                                                                                                              117,788,788
                                                                                                      ---------------------
                    MEDICAL - GENERIC DRUGS (1.67%)
           56,500   IVAX Corp. (a)                                                                              1,117,005
           74,000   Par Pharmaceutical Companies, Inc.                                                          2,474,560
           14,000   Teva Pharmaceutical Industries Ltd. - ADR                                                     433,860
                                                                                                      ---------------------
                                                                                                                4,025,425
                                                                                                      ---------------------
                    MEDICAL PRODUCTS (2.11%)
          611,110   Berna Biotech AG - (Switzerland) **                                                         5,075,920
                                                                                                      ---------------------
                    THERAPEUTICS (14.33%)
          605,000   Abgenix, Inc. *, (a)                                                                        4,235,000
        4,200,000   Adherex Technologies, Inc. - (Canada) *, **,(b)                                             1,041,452
        1,377,600   Adherex Technologies, Inc. - (Canada) *, **,(b)                                               341,596
           39,300   Anadys Pharmaceuticals *                                                                      289,248
          343,700   Anormed Inc. - (Canada) *, **                                                               1,207,360
        1,200,000   BioMarin Pharmaceuticals, Inc. *, (a)                                                       6,180,000
           31,500   CV Therapeutics, Inc. *                                                                       641,340
          130,600   NitroMed, Inc. *                                                                            2,260,686
          500,000   NPS Pharmaceuticals, Inc. *, (a)                                                            6,310,000
           80,000   Onyx Pharmaceuticals, Inc. *, (b)                                                           2,508,000
          233,200   Progenics Pharmaceuticals, Inc. *, (a)                                                      3,920,092
          385,000   Tanox, Inc. *, (a)                                                                          3,696,000
           31,200   Theravance, Inc. *                                                                            569,400
          438,000   Vion Pharmaceuticals, Inc. *                                                                1,248,300
                                                                                                      ---------------------
                                                                                                               34,448,474
                                                                                                      ---------------------
                    TOTAL COMMON STOCK (Cost $243,826,422)                                                    257,234,480
                                                                                                      ---------------------
                    WARRANTS (0.02%)
                    ----------------
                    DRUG DELIVERY SYSTEMS (0.0%)
          500,000   Aerogen, Inc., $3.25, 3/11/09 *, (b)                                                               --

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 MARCH 31, 2005

      SHARES                                                                                        MARKET VALUE/FAIR VALUE
-----------------------------------------------------------------------------------------------------------------------------
                    WARRANTS (CONTINUED)
                    --------------------
                    DRUG DELIVERY SYSTEMS (CONTINUED)
          930,000   DOR BioPharma, Inc., $0.88, 7/17/08 *, (b)                                        $                --
           50,000   Nexmed, 1.47 12/17/09 *, (c)                                                                       --
           12,500   Nexmed, 2.00 12/17/05 *, (c)                                                                       --
                                                                                                      ---------------------
                                                                                                                       --
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.02%)
          100,600   Entremed, Inc., $3.50, 12/27/09 *, (c)                                                             --
          100,000   MicroIslet, Inc., $1.00, 3/12/01 *, (b)                                                        41,000
               45   Orchid Biosciences, Inc., $21.70, 7/24/11 *, (b)                                                   --
               45   Orchid Biosciences, Inc., $23.50, 9/20/11 *, (b)                                                  167
              120   Orchid Biosciences, Inc., $8.05, 12/12/11 *, (b)                                                   --
          182,250   Prana Biotechnology, Ltd. - AUD *, (b)                                                             --
           11,572   Solexa Ltd., $27.16, 4/16/07 *, (b)                                                                --
        1,935,000   Xenova Group, PLC, GBP1.13, 12/08/08 *, **,(b)                                                     --
                                                                                                      ---------------------
                                                                                                                   41,167
                                                                                                      ---------------------
                    MEDICAL - IMAGING SYSTEMS (0.0%)
           26,400   Clarient, Inc., $2.75, 04/27/08 *, (b)                                                             --
                                                                                                      ---------------------
                    THERAPEUTICS (0.0%)
        2,100,000   Adherex Technologies, Inc., - CAD 0.43, 12/19/08 *, **,(b)                                         --
          688,800   Adherex Technologies, Inc., - CAD 0.70, 3/20/07 *, **,(b)                                          --
          649,971   Insmed, Inc.,  3/15/10, 1.36 *                                                                     --
                                                                                                      ---------------------
                                                                                                                       --
                                                                                                      ---------------------
                    TOTAL WARRANTS (Cost $1,217,358)                                                               41,167
                                                                                                      ---------------------
                    CALL OPTIONS (0.21%)
                    --------------------
                    MEDICAL - DRUGS (0.21%)
            1,900   Pfe 25 4/16 Call                                                                              304,000
            9,845   Pfe 27.5 4/16 Call                                                                            196,900
                                                                                                      ---------------------
                                                                                                                  500,900
                                                                                                      ---------------------
                    TOTAL CALL OPTIONS (Cost $537,515)                                                            500,900
                                                                                                      ---------------------
                    INVESTMENTS IN SECURITIES (Cost $251,431,295)                                             261,998,672
                                                                                                      ---------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((21.57)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((21.57)%)
                    -----------------------------------------------
                    DRUG DELIVERY SYSTEMS ((0.93)%)
          (24,500)  AeroGen, Inc. *                                                                               (32,830)
         (556,500)  DepoMed, Inc. *                                                                            (2,192,610)
                                                                                                      ---------------------
                                                                                                               (2,225,440)
                                                                                                      ---------------------

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 MARCH 31, 2005

      SHARES                                                                                        MARKET VALUE/FAIR VALUE
-----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    MEDICAL - BIOMEDICAL/GENETICS ((5.30)%)
         (297,000)  Aastrom Biosciences *                                                             $          (617,760)
          (45,300)  Celgene Corp. *                                                                            (1,542,465)
         (173,092)  Enzo Biochem, Inc. *                                                                       (2,495,986)
         (133,000)  Geron Corp. *                                                                                (812,630)
         (143,700)  Neurochem, Inc. - (Canada) *, **                                                           (1,710,361)
         (115,000)  Northfield Laboratories, Inc. *                                                            (1,293,750)
         (555,000)  StemCells, Inc. *                                                                          (1,748,250)
         (175,200)  ViroLogic Inc. *                                                                             (418,728)
         (251,000)  Zeltia S.A. - (Spain) **                                                                   (2,107,325)
                                                                                                      ---------------------
                                                                                                              (12,747,255)
                                                                                                      ---------------------
                    MEDICAL - DRUGS ((6.37)%)
         (289,000)  Bristol Myers Squibb Co.                                                                   (7,357,940)
          (88,500)  Sanofi-Aventis - (France) **                                                               (7,481,968)
          (30,400)  Zymogenetics, Inc. *                                                                         (463,904)
                                                                                                      ---------------------
                                                                                                              (15,303,812)
                                                                                                      ---------------------
                    MEDICAL INSTRUMENTS ((0.43)%)
         (121,500)  OccuLogix, Inc. *                                                                          (1,023,030)
                                                                                                      ---------------------
                    MEDICAL PRODUCTS ((4.60)%)
         (109,000)  Cyberonics, Inc. *                                                                         (4,814,530)
          (93,000)  Johnson & Johnson                                                                          (6,245,880)
                                                                                                      ---------------------
                                                                                                              (11,060,410)
                                                                                                      ---------------------
                    THERAPEUTICS ((3.94)%)
         (146,700)  Antigenics, Inc. *                                                                           (982,890)
          (47,600)  Hollis-Eden Pharmaceuticals, Inc. *                                                          (335,341)
         (328,000)  Introgen Therapeutics, Inc. *                                                              (2,587,920)
         (483,000)  Isis Pharmaceuticals, Inc. *                                                               (1,869,210)
         (428,000)  La Jolla Pharmaceutical Co. *                                                                (299,600)
         (151,400)  Lipid Sciences, Inc. *                                                                       (613,170)
         (246,000)  NeoPharm, Inc.                                                                             (1,911,420)
          (61,000)  QLT, Inc. *                                                                                  (784,460)
          (11,800)  Renovis, Inc. *                                                                               (95,226)
                                                                                                      ---------------------
                                                                                                               (9,479,237)
                                                                                                      ---------------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(50,644,739))                           (51,839,184)
                                                                                                      ---------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(50,644,739))                               (51,839,184)
                                                                                                      ---------------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED-- 87.44%                      210,159,488
                                                                                                      ---------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES-- 12.56%                                                  30,197,772
                                                                                                      ---------------------
         TOTAL NET ASSETS-- 100.00%                                                                   $       240,357,260
                                                                                                      =====================

**  Foreign
*   Non-income producing securitiy




                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 MARCH 31, 2005


(a) Partially or wholly held ($165,979,058 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b) Private investment in public equity (freely tradeable) at market value.
(c) Private equity investment valued at fair value. The total market value of investments valued at fair value amounted to $3,440,093, which represented 1.43% of the net assets at March 31, 2005.
(d) Fair valued in good faith by the board of directors.


                                                           March 31, 2005
INVESTMENT IN SECURITIES - BY COUNTRY              PERCENTAGE OF NET ASSETS (%)
--------------------------------------             ----------------------------
United States of America                                       60.59%
Switzerland                                                    10.25%
Japan                                                          10.86%
Germany                                                        4.91%
United Kingdom                                                 2.60%
Denmark                                                        1.50%
Canada                                                         0.37%
Australia                                                      0.35%
Spain                                                          -0.88%
France                                                         -3.11%








ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Eucalyptus Fund L.L.C.
             ---------------------------------------------------------------

By (Signature and Title)*  /s/ Richard Sipes
                         ---------------------------------------------------
                           Richard Sipes, Principal Executive Officer
                           (principal executive officer)

Date         May 16, 2005
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard Sipes
                         ---------------------------------------------------
                           Richard Sipes, Principal Executive Officer
                           (principal executive officer)

Date         May 16, 2005
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         ---------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)

Date         May 16, 2005
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.